Xumanii, Inc. - (A Development Stage Company) - Statement of Changes in Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Balance, Value at May. 05, 2010	$ 0	$ 1,925	$ 5,100		$ 7,025
Balance, Shares at May. 05, 2010	0	192,500,000
Stock issued for cash during period ending July, 31 2010 @ $0.00001 per share, Value		773	20,296		21,069
Stock issued for cash during period ending July, 31 2010 @ $0.00001 per share, Shares		77,252,632
Net loss				(4,110)	(4,110)
Balance, Value at Jul. 31, 2010		2,698	25,396	(4,110)	23,984
Balance, Shares at Jul. 31, 2010		269,752,632
Stock issued for cash during period ending July, 31 2011 @ $0.00001 per share, Value		715	12,167		12,882
Stock issued for cash during period ending July, 31 2011 @ $0.00001 per share, Shares		71,547,668
Net loss				(44,892)	(44,892)
Balance, Value at Jul. 31, 2011		3,413	37,563	(49,002)	(8,026)
Balance, Shares at Jul. 31, 2011		341,300,300
Net loss				(215,761)	(215,761)
Balance, Value at Jul. 31, 2012		$ 3,413	$ 37,563	$ (264,763)	$ (223,787)
Balance, Shares at Jul. 31, 2012		341,300,300